Financing Charges - Schedule of Financing Charges (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Banking and Thrift, Interest [Abstract]
Interest on long-term debt	$ 447	$ 450
Interest costs	62	24
Interest on short-term notes	14	6
Unrealized loss (gain) on foreign exchange contract (Note 17)	(25)	3
Other	21	14
Less: Interest capitalized on construction and development in progress	(53)	(56)
Interest earned on cash and cash equivalents	(7)	(2)
Net financing charges	$ 459	$ 439